Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of Share Capital
The share capital of Babylon Holdings Limited immediately following the closing of the transaction is as follows:

In thousands of shares	Number of Shares	Share Capital	Description
Class A ordinary shares	295,589	12	Issuance to Babylon Shareholders
Class A ordinary shares	22,400	1	Issuance to PIPE Investors
Class A ordinary shares	12,268	—	Issuance to SPAC Investors and Shareholders
	330,257	13
Class B ordinary shares	79,638	3	Issuance to Babylon Shareholders
	409,895	16
The following tables display the number of shares of Babylon Holdings Limited prior and following the Merger:

	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary A Shares	Ordinary B Shares	Preference C Shares	Ordinary Redeemable G1 Shares
In thousands of shares	2021	2021	2021	2021	2021	2021
Authorized	6,500,000	3,100,000	10,000,000	11,000,000	10,000,000	50,000
On issue at January 1, 2021	—	—	135,136	664,605	252,065	—
Issued during the year prior to Merger	—	—	—	17,206	41,012	10,150
Conversion into Class A and B Shares	330,257	79,638	(135,136)	(681,811)	(293,077)	(10,150)
Issued following the Merger	3,668	—	—	—	—	—
On issue at December 31, 2021—fully paid	333,925	79,638	—	—	—	—

Disclosure of Other Comprehensive Income Accumulated in Reserves, Net of Tax
Other Comprehensive Income (“OCI”) Accumulated in Reserves, Net of Tax

	2021	2020	2019
	$’000	$’000	$’000
January 1,	1,675	(1,904)	7,789
Foreign operations – foreign currency translation differences	(1,702)	3,579	(9,693)
December 31,	(27)	1,675	(1,904)